UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2

Omaha, NE 68130

 (Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   06/30/2014

Date of reporting period: 09/30/2013

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares				Value
	COMMON STOCK - 82.9%
	AEROSPACE/DEFENSE - 4.8%
33,654	Kaman Corp.			$ 1,274,140
130,000	Kratos Defense & Security Solutions, Inc. *			1,076,400
				2,350,540
	AUTO PARTS & EQUIPMENT - 1.5%
15,000	Accuride Corp. *			77,100
82,000	Commercial Vehicle Group, Inc. *			652,720
				729,820
	BANKS - 1.3%
10,000	Hanmi Financial Corp.			165,700
5,000	Hudson Valley Holding Corp.			93,900
7,000	Independent Bank Group, Inc.			252,000
1,964	Norwood Financial Corp.			56,956
3,500	Peapack Gladstone Financial Corp.			64,925
				633,481
	BIOTECHNOLOGY - 4.6%
43,000	Coronado Biosciences, Inc. *†			301,860
370,800	Novavax, Inc. *†			1,171,728
18,000	OvaScience, Inc. *†			178,380
26,200	PTC Therapeutics, Inc. *†			562,252
				2,214,220
	COAL - 1.1%
6,000	Natural Resource Partners LP			114,300
30,000	Walter Energy, Inc. †			420,900
				535,200
	COMMERCIAL SERVICES - 2.3%
10,000	Cenveo, Inc. *			29,500
36,000	Emerge Energy Services LP			1,105,560
				1,135,060
	COMPUTERS - 1.8%
93,500	Acorn Energy, Inc. †			551,650
29,925	NetSol Technologies, Inc. *			300,148
				851,798
	CONSTRUCTION & ENGINEERING - 0.0%
1	KHD Humboldt Wedag International			7

	DIVERSIFIED FINANCIAL SERVICES - 6.2%
106,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. †			1,208,400
1,900	HF2 Financial Management, Inc. - Cl. A *			19,342
25,000	Home Loan Servicing Solutions Ltd.			550,250
574	Novation Co., Inc. *			218
62,750	Silvercrest Asset Management Group, Inc. - Cl. A *			855,283
23,000	ZAIS Financial Corp.			399,050
				3,032,543
	ELECTRONICS - 0.1%
15,000	Ballantyne Strong, Inc. *			63,900

	ENERGY-ALTERNATE SOURCES - 0.0%
1,200	USA Synthetic Fuel Corp. *			1,032

	HEALTHCARE-PRODUCTS - 4.3%
126,000	AxoGen, Inc. *			559,440
75,000	Invacare Corp.			1,295,250
75,821	Uroplasty, Inc. *			250,968
				2,105,658
CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares				Value
	COMMON STOCK - 82.9% (Continued)
	INSURANCE - 3.7%
56,000	Hilltop Holdings, Inc. *			$ 1,036,000
89,000	Meadowbrook Insurance Group, Inc.			578,500
8,244	State Auto Financial Corp.			172,629
				1,787,129
	INTERNET - 0.8%
40,000	Tremor Video, Inc. *			369,200

	INVESTMENT COMPANIES - 2.2%
12,500	Garrison Capital, Inc. †			184,750
56,000	THL Credit, Inc.			874,720
				1,059,470
	LEISURE TIME - 1.8%
124,000	Nautilus, Inc. *			895,280

	LODGING - 0.1%
19,800	Full House Resorts, Inc. *			55,044

	MEDIA - 0.0%
1,500	RLJ Entertainment, Inc. *			7,800

	METAL FABRICATE/HARDWARE - 0.9%
25,500	Global Brass & Copper Holdings, Inc. *			447,270

	MINING - 0.1%
1,500	Ring Energy, Inc. *			21,750

	MISCELLANEOUS MANUFACTURING - 0.6%
15,000	FreightCar America, Inc.			310,200

	OIL & GAS - 6.8%
70,000	BreitBurn Energy Partners LP †			1,283,100
66,000	Callon Petroleum Co. *			361,020
15,000	Energy XXI Bermuda Ltd.			453,000
96,000	Halcon Resources Corp. *†			425,280
46,000	Matador Resources Co. *			751,180
1,588	Recovery Energy, Inc. *			3,303
				3,276,883
	OIL & GAS SERVICES - 4.3%
81,000	Key Energy Services, Inc. *			590,490
53,829	Lehigh Gas Partners LP			1,506,674
				2,097,164
	PHARMACEUTICALS - 4.7%
148,000	Cyclacel Pharmaceuticals, Inc. *†			631,960
13,600	Mannatech, Inc. *			326,808
28,000	Sarepta Therapeutics, Inc. *			1,322,440
				2,281,208
	PIPELINES - 1.7%
36,000	Tallgrass Energy Partners LP			838,800

	REITS - 13.3%
25,000	American Campus Communities, Inc.			853,750
25,000	American Realty Capital Properties, Inc.			305,000
63,000	Ares Commercial Real Estate Corp.			783,090
CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares				Value
	COMMON STOCK - 82.9% (Continued)
	REITS - 13.3% (Continued)
5,000	Franklin Street Properties Corp.			$ 63,700
65,000	Invesco Mortgage Capital, Inc.			1,000,350
1,000	Owens Realty Mortgage, Inc.			12,400
30,000	Ryman Hospitality Properties, Inc. †			1,035,300
27,000	Sabra Health Care REIT, Inc.			621,270
54,394	Silver Bay Realty Trust Corp. †			851,810
53,000	Terreno Realty Corp.			941,280
				6,467,950
	SAVINGS & LOANS - 1.4%
50,000	Banc of California, Inc.			691,500

	SEMICONDUCTORS - 5.6%
234,000	Entropic Communications, Inc. *			1,024,920
416,100	Mattson Technology, Inc. *			994,479
234,000	Vitesse Semiconductor Corp. *			711,360
				2,730,759
	SOFTWARE - 2.2%
11,500	Datawatch Corp. *			320,850
0	Digital River, Inc. *			-
279,055	Innodata, Inc. *			722,752
				1,043,602
	TELECOMMUNICATIONS - 2.2%
60,000	Gogo, Inc. *†			1,066,200

	TRANSPORTATION - 2.5%
90,500	Dakota Plains Holdings, Inc. *			202,736
152,586	Global Ship Lease, Inc. *			790,395
43,640	Rand Logistics, Inc. *			212,963
				1,206,094
	TOTAL COMMON STOCK (Cost - $38,566,458)			40,306,562

		Expiration Date -
	WARRANTS - 12.2%	Exercise Price
	AUTO COMPONENTS - 6.0%
145,042	Visteon Corp. *	10/05/2015 - $58.80		2,937,101

	CHEMICALS - 6.2%
15,363	Tronox Ltd. - Class A *	02/14/2018 - $61.84		1,365,463
20,950	Tronox Ltd. - Class B *	02/14/2018 - $68.24		1,642,056
				3,007,519
	TOTAL WARRANTS (Cost - $5,080,191)			5,944,620

	SHORT-TERM INVESTMENTS - 20.6%
10,007,748	Fidelity Institutional Money Market Portfolio, Class I, 0.8% **(a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,007,748)			10,007,748

	TOTAL INVESTMENTS - 115.7% (Cost - $53,654,397)(b)			$ 56,258,930
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.7) %			(7,637,308)
	NET ASSETS - 100.0%			$ 48,621,622
CATALYST FUNDS
CATALYST SMALL-CAP INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at September 30, 2013. Total loaned securities had a value of $8,342,380 at September 30, 2013.
(a) A portion of this security was purchased with cash received as collateral for securities on loan at September 30, 2013. Total collateral had a value of $8,565,000 on September 30, 2013.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $53,789,075 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation	$ 4,920,760
			Unrealized depreciation	(2,450,905)
			Net unrealized appreciation	$ 2,469,855

As of September 30, 2013, the Fund's equity and warrants holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
BERMUDA				0.9%
BRITAIN				1.6%
CAYMAN ISLANDS				1.1%
CURACAO				0.5%
UNITED STATES				91.0%
		Total Equity Holdings		95.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value

	COMMON STOCK - 0.0%
	LODGING - 0.0%
460	Trump Entertainment Resorts, Inc. *^#		$ -
	TOTAL COMMON STOCK (Cost - $613,544)		-
Principal
	CONVERTIBLE BONDS - 0.3%
	SEMICONDUCTORS - 0.3%
$ 8,669,000	Energy Conversion Devices, Inc. † #		260,070
	TOTAL CONVERTIBLE BONDS (Cost - $3,074,931)		260,070

	CORPORATE BONDS - 95.8%
	CHEMICALS - 1.6%
1,335,000	Momentive Performance Materials, Inc., 8.875%, 10/15/2020		1,401,750

	COAL - 9.1%
4,154,000	Alpha Natural Resources, Inc., 9.75%, 4/15/2018		4,216,310
5,069,000	Arch Coal, Inc., 7.00%, 6/15/2019		3,928,475
			8,144,785
	DIVERSIFIED FINANCIAL SERVICES - 1.4%
1,200,000	GFI Group, Inc., 10.375%, 7/19/2018		1,203,000

	HOME BUILDERS - 4.9%
4,172,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019		4,401,460

	INVESTMENT COMPANIES - 4.7%
4,077,000	Prospect Capital Corp., 5.50%, 8/15/2016		4,222,243

	LODGING - 10.1%
4,312,000	Caesars Entertainment Operating Co, Inc., 11.25%, 6/1/2017		4,376,680
4,286,000	Marina District Finance, 9.875%, 8/15/2018		4,650,310
			9,026,990
	MINING - 7.3%
4,613,000	Molycorp, Inc., 10.00%, 6/1/2020		4,601,467
1,735,000	Thompson Creek Metals Company, 9.75%, 12/1/2017		1,882,475
			6,483,942
	OIL & GAS - 12.9%
12,863,000	ATP Oil & Gas Corp., 11.875%, 5/1/2015 †		80,394
3,410,000	Breitburn Energy Partners LP, 8.625%, 10/15/2020		3,597,550
3,416,000	Northern Oil and Gas, Inc., 8.00%, 6/1/2020		3,424,540
4,440,000	Penn Virginia Corp., 7.25%, 4/15/2019		4,351,200
			11,453,684
	OIL & GAS SERVICES - 4.1%
3,604,000	Forbes Energy Services Ltd., 9.00%, 6/15/2019		3,622,020

	PIPELINES - 4.5%
3,892,000	Niska Gas Storage US LLC, 8.875%, 3/15/2018		4,028,220

	RETAIL - 4.7%
5,797,000	Radioshack Corporation, 6.75%, 5/15/2019		4,188,332

	SEMICONDUCTORS - 8.5%
4,800,000	Advanced Micro Devices, Inc., 7.75%, 8/1/2020		4,698,000
2,759,000	Amkor Technology, Inc., 7.375%, 5/1/2018		2,900,399
			7,598,399
CATALYST FUNDS
CATALYST/SMH HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Principal			Value
	CORPORATE BONDS - 95.8% (Continued)
	TELECOMMUNICATIONS - 13.5%
$ 3,475,000	LEVEL 3 Financing, Inc., 10.00%, 2/1/2018		$ 3,722,594
7,817,000	NII Capital Corp., 7.625%, 4/1/2021		5,550,070
2,701,000	Sprint Capital Corp., 8.75%, 3/15/2032		2,744,891
			12,017,555
	TRANSPORTATION - 8.5%
3,927,000	Navios Maritime Holdings, Inc., 8.875%, 11/1/2017		4,103,715
3,265,000	PHI Inc., 8.625%, 10/15/2018		3,440,494
			7,544,209
	TOTAL CORPORATE BONDS (Cost - $96,989,703)		85,336,589
Shares
	SHORT-TERM INVESTMENTS - 1.0%
895,921	Fidelity Institutional Money Market Portfolio, Class I, 0.08%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $895,921)		895,921

	TOTAL INVESTMENTS - 97.1% (Cost - $101,574,099) (a)		$ 86,492,580
	OTHER ASSETS LESS LIABILITIES - 2.9%		2,623,757
	NET ASSETS - 100.0%		$ 89,116,337

LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily
^ The security is illiquid; the security represents 0.00% of net assets
† Represents issuer in default on interest payments; non-income producing security.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $101,574,099 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,551,749
		Unrealized depreciation	(16,633,268)
		Net unrealized depreciation	$ (15,081,519)

As of September 30, 2013, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
MARSHALL ISLANDS			4.6%
CANADA			2.1%
UNITED STATES			89.4%
		Total Debt and Equity Holdings	96.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares				Value
	COMMON STOCK - 60.9%
	COMPUTERS - 5.0%
4,800	Apple, Inc. (a)			$ 2,288,400

	INVESTMENT COMPANIES - 13.8%
123,463	Apollo Investment Corp.			1,006,223
108,000	Fifth Street Finance Corp.			1,111,320
116,675	PennantPark Investment Corp.			1,313,761
126,900	Prospect Capital Corp.			1,418,742
64,700	Solar Capital Ltd.			1,434,399
				6,284,445
	LODGING - 0.0%
121	Trump Entertainment Resorts, Inc. *^#			-

	PRIVATE EQUITY - 23.4%
107,400	American Capital Ltd. *			1,476,750
86,000	Apollo Global Management LLC - Cl. A			2,430,360
101,860	Blackstone Group LP			2,535,295
238,004	Fortress Investment Group LLC - Cl. A			1,889,752
113,000	KKR & Co. LP			2,325,540
				10,657,697
	REITS - 6.3%
448,100	Chimera Investment Corp.			1,362,224
68,300	CommonWealth REIT			1,496,453
				2,858,677
	RETAIL - 3.2%
77,700	Francesca's Holdings Corp. * (a)			1,448,328

	SEMICONDUCTORS - 3.5%
141,500	Marvell Technology Group Ltd. (a)			1,627,250

	TELECOMMUNICATIONS - 2.2%
68,400	Corning, Inc. (a)			997,956

	TOYS/GAMES/HOBBIES - 3.5%
170,000	LeapFrog Enterprises, Inc. - Cl. A * (a)			1,601,400
	TOTAL COMMON STOCK (Cost - $28,443,442)			27,764,153

	EXCHANGE TRADED FUNDS - 1.0%
	EQUITY FUND - 1.0%
38,000	iShares Mortgage Real Estate Capped ETF			455,620
	TOTAL EXCHANGE TRADED FUNDS (Cost - $457,125)			455,620
Principal
	CONVERTIBLE BONDS - 0.4%
	SEMICONDUCTORS - 0.4%
$ 5,543,000	Energy Conversion Devices, Inc., 8.2%, † #			166,290
	TOTAL CONVERTIBLE BONDS (Cost - $1,995,390)			166,290

	CORPORATE BONDS - 32.4%
	CHEMICALS - 0.7%
297,000	Momentive Performance Materials, Inc., 8.875%, 10/15/2020			311,850

	COAL - 2.7%
1,595,000	Arch Coal, Inc., 7.00%, 6/15/2019			1,236,125
CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Principal				Value
	CORPORATE BONDS - 32.4% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 4.4%
$ 2,000,000	GFI Group, Inc., 10.375%, 7/19/2018			$ 2,005,000

	LODGING - 6.0%
1,347,000	Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/2017			1,367,205
1,244,000	Marina District Finance Co., Inc., 9.875%, 8/15/2018			1,349,740
				2,716,945
	MINING - 4.5%
2,078,000	Molycorp, Inc., 10.00%, 6/1/2020			2,072,805

	OIL & GAS - 0.3%
6,019,000	ATP Oil & Gas Corp., 11.875%, 5/1/2015			37,619
118,000	Penn Virginia Corp., 7.25%, 4/15/2019			115,640
				153,259
	OIL & GAS SERVICES - 2.5%
1,143,000	Forbes Energy Services Ltd., 9.00%, 6/15/2019			1,148,715

	RETAIL - 4.5%
2,812,000	Radioshack Corporation, 6.75%, 5/15/2019			2,031,670

	SEMICONDUCTORS - 1.7%
780,000	Advanced Micro Devices, Inc., 7.75%, 8/1/2020			763,425

	TELECOMMUNICATIONS - 5.1%
3,307,000	NII Capital Corp., 7.625%, 4/1/2021			2,347,970
	TOTAL CORPORATE BONDS (Cost - $20,239,646)			14,787,764

	SHORT-TERM INVESTMENTS - 4.9%
2,223,044	Fidelity Institutional Money Market Portfolio, Class I, 0.08%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,223,044)			2,223,044

	TOTAL INVESTMENTS - 99.6% (Cost - $53,358,647) (c)			$ 45,396,871
	OTHER ASSETS LESS LIABILITIES - 0.4%			198,014
	NET ASSETS - 100.0%			$ 45,594,885

Contracts (b)		Expiration Date -
	CALL OPTIONS WRITTEN - (0.6%)	Exercise Price		Value
48	Apple, Inc. *	10/19/2013 - $450.00		$ 142,560
684	Corning, Inc. *	11/16/2013 - $16.00		8,208
777	Francescas Holdings Corp. *	09/21/2013 - $30.00		11,655
1,700	LeapFrog Enterprises, Inc. Cl. A *	09/21/2013 - $12.50		25,500
1,415	Marvell Technology Group Ltd. *	11/16/2013 - $12.00		70,750
	TOTAL CALL OPTIONS WRITTEN (Premiums received- $280,767) (c)			$ 258,673

LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security.
^ The security is illiquid; the security represents 0.00% of net assets
# The value of this security has been determined in good faith under policies of the Board of Trustees.
† Represents issuer in default on interest payments
(a) All or portion of this security is segregated as collateral for call options written.
(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written is $52,972,891 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

CATALYST FUNDS
CATALYST/SMH TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

			Unrealized appreciation	$ 2,849,619
			Unrealized depreciation	(10,684,313)
			Net unrealized depreciation	$ (7,834,694)

As of September 30, 2013, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:
Country of Issuer				Percentage
BERMUDA				3.6%
UNITED STATES				91.2%
			Total Debt and Equity Holdings	94.8%

Percentages in the above table are based on net assets of the Fund as of Semptember 30, 2013.

CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 94.8%
	AEROSPACE/DEFENSE - 6.3%
5,575	L-3 Communications Holdings, Inc.		$ 526,837
5,295	United Technologies Corp.		570,907
			1,097,744
	APPAREL - 2.9%
2,500	VF Corp.		497,625

	BIOTECHNOLOGY - 3.3%
5,105	Amgen, Inc.		571,454

	CHEMICALS - 6.4%
6,000	Ecolab, Inc.		592,560
4,285	Praxair, Inc.		515,100
			1,107,660
	COMPUTERS - 9.3%
1,200	Apple, Inc.		572,100
25,000	Hewlett-Packard Co.		524,500
2,830	International Business Machines Corp.		524,059
			1,620,659
	COSMETICS PERSONAL CARE - 2.5%
7,520	Colgate-Palmolive Co.		445,936

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
1,810	BlackRock, Inc. - Class A		489,822
6,750	T Rowe Price Group, Inc.		485,527
			975,349
	FOOD - 2.9%
10,600	General Mills, Inc.		507,952

	HEALTHCARE-PRODUCTS - 2.7%
7,150	Baxter International, Inc.		469,683

	HEALTHCARE-SERVICES - 4.4%
10,655	UnitedHealth Group, Inc.		763,005

	HOUSEHOLD PRODUCTS/WARES - 3.7%
7,415	Tupperware Brands Corp.		640,434

	MEDIA - 3.4%
9,000	Time Warner, Inc.		592,290

	MISCELLANEOUS MANUFACTURING - 3.2%
6,125	Dover Corp.		550,209

	OIL & GAS - 3.0%
4,280	Chevron Corp.		520,020

	PACKAGING & CONTAINERS - 3.0%
5,100	Rock-Tenn Co.		516,477

	PHARMACEUTICALS - 3.7%
8,450	Abbott Laboratories		280,456
8,450	AbbVie, Inc.		377,968
			658,424
	PIPELINES - 3.4%
7,892	Kinder Morgan Management LLC *		591,582
CATALYST FUNDS
CATALYST/GROESBECK GROWTH OF INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK -94.8% (Continued)
	REITS - 5.0%
8,500	Digital Realty Trust, Inc.		$ 451,350
6,700	Ventas, Inc.		412,050
			863,400
	RETAIL - 10.8%
9,000	The Buckle, Inc.		486,450
8,740	Coach, Inc.		476,592
4,610	McDonald's Corp.		443,528
6,350	Wal-Mart Stores, Inc.		469,646
			1,876,216
	SEMICONDUCTORS- 3.2%
8,375	QUALCOMM, Inc.		564,140

	SOFTWARE - 3.0%
15,830	Microsoft Corp.		527,297

	TRANSPORTATION - 3.1%
20,875	CSX Corp.		537,323

	TOTAL COMMON STOCK (Cost - $12,980,912)		16,494,879

	SHORT-TERM INVESTMENT - 5.3%
928,477	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $928,477)		928,477

	TOTAL INVESTMENTS - 100.1% (Cost - $13,909,389)(a)		$ 17,423,356
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(25,434)
	NET ASSETS - 100.0%		$ 17,397,922

LLC - Limited Liability Company.
* Non-income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $13,909,389 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 3,698,826
		Unrealized depreciation	(184,859)
		Net unrealized appreciation	$ 3,513,967

As of September 30, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
United States			94.8%
		Total Equity Holdings	94.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value

	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 3.0%
11,199	Kaman Corp.		$ 423,994

	AUTO PARTS & EQUIPMENT - 2.6%
4,342	Icahn Enterprises LP		361,558

	CHEMICALS - 3.4%
23,810	Valhi, Inc.		475,248

	COAL - 2.8%
20,260	Natural Resource Partners LP		385,953

	COMMERCIAL SERVICES - 2.7%
14,035	Iron Mountain, Inc.		379,226

	DIVERSIFIED FINANCIAL SERVICES - 2.6%
16,261	Home Loan Servicing Solutions Ltd.		357,905

	ELECTRIC - 2.6%
12,827	MDU Resources Group, Inc.		358,771

	HEALTHCARE-PRODUCTS - 2.9%
5,803	Edwards Lifesciences Corp. *		404,063

	HOME BUILDERS - 6.2%
26,164	PulteGroup, Inc.		431,706
19,227	Taylor Morrison Home Corp. - Cl. A *		435,491
			867,197
	INSURANCE - 5.8%
26,015	Hilltop Holdings, Inc. *		481,277
8,646	Validus Holdings Ltd.		319,729
			801,006
	INTERNET - 3.0%
7,719	IAC/InterActiveCorp		421,998

	INVESTMENT COMPANIES - 2.5%
31,366	Prospect Capital Corp.		350,672

	MINING - 3.6%
14,926	Freeport-McMoRan Copper & Gold, Inc.		493,752

	OFFICE/BUSINESS EQUIPMENT - 3.3%
24,983	Pitney Bowes, Inc. †		454,441

	OIL & GAS - 22.5%
4,797	Apache Corp.		408,417
3,500	Concho Resources, Inc. *		380,835
14,643	Energy XXI Bermuda Ltd.		442,219
81,919	Halcon Resources Corp. *†		362,901
12,343	Linn Energy LLC		319,931
26,564	Matador Resources Co. *		433,790
26,315	Nabors Industries Ltd.		422,619
12,891	Vanguard Natural Resources LLC		360,690
			3,131,402
CATALYST FUNDS
CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares			Value

	COMMON STOCK - 98.9% (Continued)
	OIL & GAS SERVICES - 4.3%
22,284	MRC Global, Inc. *		$ 597,211

	PHARMACEUTICALS - 8.2%
64,559	Opko Health, Inc. *		568,765
12,050	Sarepta Therapeutics, Inc. *†		569,121
			1,137,886
	PIPELINES - 3.9%
4,000	Phillips 66 Partners LP *		123,040
6,311	Sunoco Logistics Partners LP †		419,366
			542,406
	REAL ESTATE - 3.0%
3,763	Howard Hughes Corp. *		422,848

	REITS - 2.6%
29,667	American Realty Capital Properties, Inc.		361,937

	RETAIL - 2.8%
12,113	Sears Hometown and Outlet Stores, Inc. *		384,588

	TELECOMMUNICATIONS - 4.6%
25,961	Gogo, Inc. *†		461,327
21,915	Windstream Holdings, Inc. †		175,320
			636,647
	TOTAL COMMON STOCK (Cost - $13,034,678)		13,750,709
		Expiration Date -
Contracts (c)		Exercise Price
	PUT OPTIONS PURCHASED * - 0.2%
5	Proto Labs, Inc.	10/19/2013 - $60.00	75
10	Tesla Motors, Inc.	12/21/2013 - $200.00	26,400
	TOTAL PUT OPTIONS PURCHASED (Cost - $49,816)		26,475
Shares
	SHORT-TERM INVESTMENTS - 31.3%
4,355,564	Fidelity Institutional Money Market Portfolio, Class I, 0.08% ** (b)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,355,564)		4,355,564

	TOTAL INVESTMENTS - 130.4% (Cost - $17,440,058)(d)		$ 18,132,748
	LIABILITIES IN EXCESS OF OTHER ASSETS - (30.4%)		(4,225,258)
	NET ASSETS - 100.0%		$ 13,907,490
Contracts (c)		Expiration Date -
		Exercise Price
	CALL OPTIONS WRITTEN - (1.8%)
463	iShares	11/16/2013 - $106.00	144,919
214	SPDR S&P Midcap 400 ETF Trust	12/21/2013 - $230.00	108,070
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $199,454) (d)		252,989

* Non-income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
† Security, or a portion of the security, is out on loan at September 30, 2013. Total loaned securities had a value of $2,406,871 at September 30, 2013.
LLC - Limited Liability Company
LP - Limited Partnership
(a) All or a portion of this security is segregated as collateral for call options written.
(b) A portion of this security was purchased with cash received as collateral for securities on loan at September 30, 2013. Total collateral had a value of $2,480,484 on September 30, 2013.
(c) Each contract is equivalent to 100 shares of common stock.

(d) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $17,231,722 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 1,194,313
		Unrealized depreciation	(546,276)
		Net unrealized appreciation	$ 648,037

CATALYST FUNDS
CATALYST STRATEGIC INSIDER FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

As of September 30, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Long Percentage
BERMUDA			8.5%
CAYMAN ISLAND			2.6%
UNITED STATES			87.8%
		Total Equity Holdings	98.9%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 99.6%
	AGRICULTURE - 5.3%
18,592	Altria Group, Inc.		$ 638,635
11,473	Philip Morris International, Inc.		993,447
			1,632,082
	AIRLINES - 2.4%
23,976	United Continental Holdings, Inc. *		736,303

	AUTO PARTS & EQUIPMENT - 0.5%
1,933	Icahn Enterprises LP		160,961

	BANKS - 3.9%
106,988	KeyCorp		1,219,663

	BEVERAGES - 3.1%
12,730	Green Mountain Coffee Roasters, Inc. *		958,951

	COMMERCIAL SERVICES - 3.3%
25,336	ADT Corp		1,030,162

	COSMETICS/PERSONAL CARE - 5.3%
43,803	Avon Products, Inc.		902,342
10,859	Estee Lauder Cos, Inc.		759,044
			1,661,386
	DISTRIBUTION/WHOLESALE - 3.3%
20,348	Fastenal Co.		1,022,487

	DIVERSIFIED FINANCIAL SERVICES - 2.9%
28,459	Invesco Ltd.		907,842

	FOOD - 3.1%
31,087	Mondelez International, Inc. - Cl. A		976,753

	HEALTHCARE-PRODUCTS - 2.5%
11,287	Edwards Lifesciences Corp. *		785,914

	INSURANCE - 2.2%
14,274	American International Group, Inc.		694,145

	LEISURE TIME - 1.8%
14,490	Royal Caribbean Cruises Ltd.		554,677

	MEDIA - 5.4%
5,667	Liberty Media Corp. *		833,899
13,024	Time Warner, Inc.		857,109
			1,691,008
	MINING - 3.9%
36,364	Freeport-McMoRan Copper & Gold, Inc.		1,202,921

	MISCELLANEOUS MANUFACTURING - 6.4%
32,109	General Electric Co.		767,084
15,852	Illinois Tool Works, Inc.		1,209,032
			1,976,116
CATALYST FUNDS
CATALYST INSIDER BUYING FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	COMMON STOCK - 99.6% (Continued)
	OIL & GAS - 12.8%
13,790	Apache Corp.		$ 1,174,081
5,793	Concho Resources, Inc. *		630,336
5,594	Hess Corp.		432,640
15,014	HollyFrontier Corp.		632,240
5,123	Linn Energy LLC		132,788
14,893	Marathon Petroleum Corp.		957,918
			3,960,003
	OIL & GAS SERVICES - 4.6%
5,214	National Oilwell Varco, Inc.		407,266
65,530	Weatherford International Ltd		1,004,575
			1,411,841
	PHARMACEUTICALS - 9.8%
8,910	Mead Johnson Nutrition Co. - Cl. A		661,657
12,736	Valeant Pharmaceuticals International, Inc. *		1,328,747
33,651	Zoetis, Inc. - Cl. A		1,047,219
			3,037,623
	PIPELINES - 10.2%
20,192	Energy Transfer Partners LP		1,051,397
29,411	Kinder Morgan, Inc.		1,046,149
2,400	Kinder Morgan Management LLC *		179,904
17,011	ONEOK Partners LP		901,753
			3,179,203
	REITS - 3.3%
35,501	Weyerhaeuser Co.		1,016,394

	RETAIL - 3.6%
14,441	Starbucks Corp.		1,111,524

	TOTAL COMMON STOCK (Cost - $30,745,587)		30,927,959

	SHORT-TERM INVESTMENTS - 4.5%
1,392,106	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,392,106)		1,392,106

	TOTAL INVESTMENTS - 104.1% (Cost - $32,137,693)(a)		$ 32,320,065
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)		(1,260,674)
	NET ASSETS - 100.0%		$ 31,059,391

LLC - Limited Liability Company
LP - Limited Partnership
* Non-income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $32,136,102 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 620,884
		Unrealized depreciation	(436,921)
		Net unrealized appreciation	$ 183,963

As of September 30, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			99.6%
		Total Equity Holdings	99.6%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares				Value
	COMMON STOCK - 95.1%
	AEROSPACE/DEFENSE - 1.8%
35,000	Kratos Defense & Security Solutions, Inc. *			$ 289,800

	AGRICULTURE - 5.4%
338,900	Afgri Ltd.			222,296
21,445	GrainCorp Ltd.			247,578
5,200	Imperial Tobacco Group PLC			385,580
				855,454
	AUTO MANUFACTURERS - 1.6%
15,400	Ford Motor Co. ^			259,798

	BEVERAGES - 5.6%
4,565	Corby Distilleries Ltd.			83,222
3,055	Heineken Holding NV			193,315
8,700	Molson Coors Brewing Co. ^			436,131
219,600	Oldtown Bhd			181,905
				894,573
	CHEMICALS - 1.0%
5,000	Potash Corp. of Saskatchewan, Inc.			156,400

	CLOSED-END FUNDS - 1.0%
10,750	Central Fund of Canada Ltd.			158,025

	COMMERCIAL SERVICES - 2.4%
201,000	Bangkok Expressway PCL			221,762
4,500	Weight Watchers International, Inc.			168,165
				389,927
	COMPUTERS - 2.4%
46,500	Brocade Communications Systems, Inc. * ^			374,325

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
11,731	JSE Ltd.			100,265

	ELECTRIC - 4.0%
4,000	Consolidated Edison, Inc. ^			220,560
16,780	GDF Suez			421,726
				642,286
	FOOD - 10.0%
8,150	Alliance Grain Traders, Inc.			117,277
6,700	Campbell Soup Co.			272,757
3,500	Ingredion, Inc.			231,595
3,500	Nestle SA - ADR			243,600
62,130	Retail Food Group Ltd.			249,740
242,000	Ridley Corp. Ltd.			187,764
10,000	Snyders-Lance, Inc.			288,500
				1,591,233
	HOUSEHOLD PRODUCTS/WARES - 2.2%
24,000	Reckitt Benckiser Group PLC			352,560

	INTERNET - 3.3%
2,500	eBay, Inc. * ^			139,475
156,500	TeleCommunication Systems, Inc. - Cl. A *			384,990
				524,465
CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares				Value
	COMMON STOCK - 95.1% (Continued)
	LODGING - 0.3%
850	Societe des Bains de Mer et du Cercle des Etrangers a Monaco			$ 48,742

	MACHINERY-DIVERSIFIED - 6.8%
6,500	AGCO Corp.			392,730
12,025	Rheinmetall AG			691,184
				1,083,914
	MEDIA - 5.2%
25,000	Television Broadcasts LTD *			157,638
10,000	Metropole Television SA			214,581
4,420	RTL Group SA			448,054
				820,273
	MINING - 3.0%
24,000	Newcrest Mining Ltd.			262,492
2,200	Newmont Mining Corp. ^			61,820
67,100	Novagold Resources, Inc. * ^			155,672
				479,984
	OIL & GAS - 5.8%
1,900	BP PLC - ADR			79,857
6,200	Canadian Oil Sands Ltd.			120,280
4,000	Eni SpA - ADR			184,120
2,000	Royal Dutch Shell PLC			131,360
8,000	Statoil ASA - ADR ^			181,440
3,800	Total SA - ADR			220,096
				917,153
	PHARMACEUTICALS - 9.1%
8,500	Forest Laboratories, Inc. * ^			363,715
3,500	Johnson & Johnson			303,415
6,200	Novartis AG - ADR ^			475,602
2,500	Shire PLC - ADR			299,725
				1,442,457
	RETAIL - 4.4%
83,400	Wendy's Co. ^			707,232

	SOFTWARE - 10.5%
12,000	Microsoft Corp. ^			399,720
25,500	Seachange International, Inc. *			292,485
29,570	Vivendi			680,541
12,700	VeriFone Systems, Inc. * ^			290,322
				1,663,068
	TELECOMMUNICATIONS - 5.4%
12,500	Cisco Systems, Inc.			292,750
16,050	Vodafone Group PLC			564,639
				857,389
	WATER - 3.3%
24,400	Suez Environnement Co.			395,945
395,500	Thai Tap Water Supply PCL			126,479
				522,424

	TOTAL COMMON STOCK (Cost - $13,360,299)			15,131,747

	SHORT-TERM INVESTMENTS - 7.5%
1,195,997	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,195,997)			1,195,997
CATALYST FUNDS
CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

	TOTAL INVESTMENTS - 102.6% (Cost - $14,556,296) (b)			$ 16,327,744
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6%)			(414,199)
	NET ASSETS - 100.0%			$ 15,913,545

		Expiration Date -
Contracts (a)		Exercise Price		Value
	CALL OPTIONS WRITTEN * - (1.4%)
50	Brocade Communications Systems, Inc.	01/18/2014 - $5.50		13,125
200	Brocade Communications Systems, Inc.	10/19/2013 - $6.00		41,200
20	Cisco Systems, Inc.	01/18/2014 - $22.00		3,860
60	Cisco Systems, Inc.	01/18/2014 - $25.00		3,000
25	Consolidated Edison, Inc.	01/18/2014 - $60.00		650
10	eBay, Inc.	01/18/2014 - $55.00		3,900
3	Ford Motor Co.	01/18/2014 - $10.00		2,088
65	Ford Motor Co.	03/22/2014 - $17.00		7,670
20	Forest Labs Incorporated	01/18/2014 - $40.00		7,900
74	Microsoft Corp.	01/18/2014 - $30.00		25,900
30	Microsoft Corp.	01/18/2014 - $32.00		6,420
24	Molson Coors Brewing	01/18/2014 - $45.00		13,920
10	Newmont Mining Corp.	01/18/2014 - $50.00		50
120	Novagold Resources, Inc.	01/18/2014 - $4.50		600
100	Novagold Resources, Inc.	01/18/2014 - $5.00		500
15	Novartis AG - ADR	01/18/2014 - $72.50		8,250
30	Statoil ASA	04/18/2014 - $22.20		4,650
30	Statoil ASA	04/18/2014 - $25.00		1,500
11	Verifone Holdings, Inc.	01/18/2014 - $35.00		55
25	Vodafone Group PLC	01/18/2014 - $30.00		13,100
80	Wendy's Co.	02/22/2014 - $6.00		20,400
50	Wendy's Co.	02/22/2014 - $8.00		5,250
160	Wendy's Co.	11/18/2013 - $6.00		39,520
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $107,632) (b)			223,508

* Non-income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.
PLC - Public Liability Company.
^ All or a portion of this security is segregated as collateral for call options written.
(a) One contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $14,448,664 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 2,212,059
			Unrealized depreciation	(556,487)
			Net unrealized appreciation	$ 1,655,572

As of September 30, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer				Percentage
Australia				6.0%
Britain				8.7%
Canada				4.4%
France				12.1%
Germany				4.3%
Ireland				1.9%
Italy				1.2%
Luxembourg				2.8%
Malaysia				1.1%
Monaco				0.3%
Netherlands				2.0%
Norway				1.1%
Singapore				0.0%
South Africa				2.0%
Switzerland				4.5%
Thailand				2.2%
United States				40.3%
			Total Equity Holdings	95.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value

	COMMON STOCK - 58.1%
	AGRICULTURE - 3.8%
110,648	Afgri Ltd.		$ 72,578
13,000	GrainCorp Ltd.		150,082
4,300	Imperial Tobacco Group PLC		318,845
			541,505
	AUTO MANUFACTURERS - 0.1%
1,000	Ford Motor Co. ^		16,870

	BEVERAGES - 4.9%
4,500	Corby Distilleries Ltd.		82,037
2,800	Heineken Holding NV		177,179
5,200	Molson Coors Brewing Co.		260,676
205,000	Oldtown Bhd		169,811
			689,703
	CHEMICALS - 0.9%
4,000	Potash Corp. of Saskatchewan, Inc.		125,120

	CLOSED-END FUNDS - 0.8%
7,500	Central Fund of Canada Ltd.		110,250

	COMMERCIAL SERVICES - 1.2%
149,900	Bangkok Expressway PCL		165,384

	COMPUTERS - 2.1%
36,500	Brocade Communications Systems, Inc. * ^		293,825

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
12,010	JSE Ltd.		102,650

	ELECTRIC - 2.9%
4,000	Consolidated Edison, Inc. ^		220,560
7,650	GDF Suez		192,265
			412,825
	FOOD - 5.2%
8,150	Alliance Grain Traders, Inc.		117,277
2,200	Campbell Soup Co.		89,562
3,500	Ingredion, Inc.		231,595
30,000	Retail Food Group Ltd.		120,589
6,000	Snyders-Lance, Inc.		173,100
			732,123
	HOUSEHOLD PRODUCTS/WARES - 1.8%
17,000	Reckitt Benckiser Group PLC		249,730

	INTERNET - 1.5%
86,000	TeleCommunication Systems, Inc. - Cl. A *		211,560

	MACHINERY-DIVERSIFIED - 1.2%
3,000	Rheinmetall AG		172,437

	MEDIA - 4.2%
30,000	Television Broadcasts LTD *		189,166
4,000	RTL Group SA		405,479
			594,645
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value

	COMMON STOCK - 58.1% (Continued)
	MINING - 1.4%
11,000	Newcrest Mining Ltd.		120,309
1,500	Newmont Mining Corp. ^		42,150
12,200	Novagold Resources, Inc. *		28,304
			190,763
	OIL & GAS - 4.8%
1,300	BP PLC - ADR		54,639
3,000	Canadian Oil Sands Ltd.		58,200
2,000	Eni SpA - ADR		92,060
4,000	Marathon Oil Corp. ^		139,520
1,700	Royal Dutch Shell PLC		111,656
4,500	Statoil ASA - ADR		102,060
2,000	Total SA - ADR		115,840
			673,975
	PHARMACEUTICALS - 4.6%
3,300	Johnson & Johnson		286,077
4,775	Novartis AG - ADR ^		366,290
			652,367
	RETAIL - 3.8%
63,400	Wendy's Co. ^		537,632
500	Zhulian Corp. Bhd		583
			538,215
	SOFTWARE - 2.1%
10,100	Seachange International, Inc. *		115,847
7,600	VeriFone Systems, Inc. * ^		173,736
			289,583
	TELECOMMUNICATIONS - 8.0%
16,000	Cisco Systems, Inc. ^		374,720
13,000	Vodafone Group PLC		457,340
12,800	Vivendi		294,586
			1,126,646
	WATER - 2.1%
12,485	Suez Environnement Co.		202,597
308,000	Thai Tap Water Supply PCL		98,497
			301,094

	TOTAL COMMON STOCK (Cost - $7,142,189)		8,191,270

Principal
	CORPORATE BONDS - 35.0%
	AUTO MANUFACTURERS - 1.5%
$ 200,000	Navistar International Corp., 3.00%, 10/15/2014		202,625

	AUTO PARTS & EQUIPMENT - 0.8%
100,000	Meritor, Inc., 8.125%, 9/15/2015		109,500

	BANKS - 5.6%
431,000	Eksportfinans ASA, 3.00%, 11/17/2014		431,000
299,000	Royal Bank of Scotland Group PLC, 5.00%, 11/12/2013		299,374
62,000	Ally Financial Inc., 6.25%, 11/15/2013		62,169
			792,543
	BEVERAGES - 1.3%
166,000	Constellation Brands, Inc., 8.375%, 12/15/2014		178,865
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares			Value
	CORPORATE BONDS - 35.0% (Continued)
	COMMERCIAL SERVICES - 4.3%
315,000	RR Donnelley & Sons Co., 4.95%, 04/01/2014		319,725
275,000	Deluxe Corp., 5.125%, 10/1/2014		281,875
			601,600
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
155,000	Ford Motor Credit Co. LLC, 8.00%, 6/1/2014		162,139
120,000	Springleaf Finance Corp, 6.00%, 10/15/2014		119,999
			282,138
	HEALTHCARE-SERVICES - 1.5%
101,000	HCA, Inc., 7.19%, 11/15/2015		110,342
90,000	HCA, Inc., 9.00%, 12/15/2014		97,200
			207,542
	HOME BUILDERS - 1.9%
264,000	K Hovnanian Enterprises, Inc., 6.50%, 1/15/2014		266,640

	IRON/STEEL - 1.5%
200,000	ArcelorMittal USA LLC, 6.50%, 4/15/2014		204,626

	LEISURE TIME - 0.4%
62,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/2013		62,388

	LODGING - 4.2%
226,000	MGM Resorts International, 5.875%, 2/27/2014		230,238
121,000	MGM Resorts International, 6.625%, 7/15/2015		130,378
225,000	Wynn Las Vegas LLC, 7.875%, 11/1/2017		234,000
			594,616
	MEDIA - 3.0%
70,000	DISH DBS Corp., 7.00%, 10/1/2013		70,000
225,000	DISH DBS Corp., 6.625%, 10/1/2014		236,250
110,000	DISH DBS Corp., 7.75%, 05/31/2015		120,175
			426,425
	MULTI-NATIONAL - 1.1%
5,200,000	International Bank for Reconstruction & Development, 6.25%, 7/10/2014		160,481

	OIL & GAS - 1.4%
192,000	Petrobras International Finance Co., 3.875%, 1/27/2016		198,103

	RETAIL - 0.8%
115,000	Wendy's International Inc., 6.20%, 6/15/2014		118,162

	TELECOMMUNICATIONS - 3.7%
165,000	Alestra SA de CV, 11.75%, 8/11/2014		176,550
169,000	Telecom Italia Capital SA, 5.25%, 11/15/2013		169,763
131,000	Telecom Italia Capital SA, 6.175%, 6/18/2014		134,829
39,000	Telecom Italia Capital SA, 4.95%, 9/30/2014		40,134
			521,276

	TOTAL CORPORATE BONDS (Cost - $4,929,529)		4,927,530

	SHORT-TERM INVESTMENTS - 9.6%
	MONEY MARKET FUND - 9.6%
1,354,930	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **		1,354,930
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,354,930)		1,354,930
CATALYST FUNDS
CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

	TOTAL INVESTMENTS - 102.7% (Cost - $13,426,648) (b)		$ 14,473,730
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7%)		(375,207)
	NET ASSETS - 100.0%		$ 14,098,523

		Expiration Date -
Contracts (a)		Exercise Price	Value
	CALL OPTIONS WRITTEN- (1.3%)
275	Brocade Communications Systems, Inc.	10/19/2013 - $6.00	56,650
35	Cisco Systems, Inc.	01/18/2014 - $22.00	6,755
60	Cisco Systems, Inc.	01/18/2014 - $25.00	3,000
25	Consolidated Edison Inc.	01/18/2014 - $57.50	1,750
10	Ford Motor Co.	01/18/2014 - $10.00	6,960
40	Marathon Oil Corp.	01/18/2014 - $30.00	21,100
11	Newmont Mining Corp.	01/18/2014 - $45.00	77
12	Novartis AG	01/18/2014 - $72.50	6,600
41	VeriFone Systems, Inc.	01/18/2014 - $35.00	205
180	Wendy's Co.	02/22/2014 - $6.00	45,900
50	Wendy's Co.	02/22/2014 - $8.00	5,250
110	Wendy's Co.	11/16/2013 - $6.00	27,170
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $74,951) (b)		181,417

* Non-income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
ADR - American Depositary Receipt.
LLC - Limited Liablilty Company.
PLC - Public Liability Company.
^ All or a portion of this security is segregated as collateral for call options written.
(a) One contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $13,355,123 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 1,296,675
		Unrealized depreciation	(359,485)
		Net unrealized appreciation	$ 937,190

As of September 30, 2013, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
Australia			2.8%
Britain			9.4%
Canada			3.7%
France			5.7%
Germany			1.2%
Italy			0.7%
Luxembourg			2.4%
Malaysia			0.0%
Mexico			1.3%
Netherlands			0.8%
Norway			3.8%
South Africa			1.2%
Switzerland			2.6%
Thailand			1.9%
United States			55.7%
		Total Debt and Equity Holdings	93.1%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST/CP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 99.5%
	AEROSPACE/DEFENSE - 3.7%
9,850	L-3 Communications Holdings, Inc.		$ 930,825

	AIRLINES- 4.6%
80,000	Southwest Airlines Co.		1,164,800

	AUTO MANUFACTURERS- 4.6%
6,000	Tesla Motors, Inc. *		1,160,520

	BANKS - 4.7%
65,090	Fifth Third Bancorp		1,174,224

	BIOTECHNOLOGY - 5.8%
11,000	Illumina, Inc. *		889,130
13,000	Seattle Genetics, Inc. *		569,790
			1,458,920
	CHEMICALS - 8.6%
9,000	Ecolab, Inc.		888,840
7,630	PPG Industries, Inc.		1,274,668
			2,163,508
	COMMERCIAL SERVICES - 8.6%
2,075	Mastercard, Inc. - Cl. A		1,396,019
7,000	Towers Watson & Co.		748,720
			2,144,739
	DIVERSIFIED FINANCIAL SERVICES - 7.5%
4,000	BlackRock, Inc. - Class A		1,082,480
37,000	The Charles Schwab Corp.		782,180
			1,864,660
	FOOD - 3.0%
8,000	The Hershey Co.		740,000

	HEALTHCARE-SERVICES - 3.6%
14,000	Aetna, Inc.		896,280

	HOUSEHOLD PRODUCTS/WARES - 4.8%
27,520	Avery Dennison Corp.		1,197,670

	MACHINERY-DIVERSIFIED - 5.4%
21,600	Flowserve Corp.		1,347,624

	MEDIA - 6.1%
23,120	Time Warner, Inc.		1,521,527

	METAL FABRICATE/HARDWARE - 4.8%
5,220	Precision Castparts Corp.		1,186,193

CATALYST FUNDS
CATALYST/CP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares			Value
	COMMON STOCK - 99.5% (Continued)
	MISCELLANEOUS MANUFACTURING - 2.0%
8,000	Crane Co.		$ 493,360

	PHARMACEUTICALS - 5.0%
8,640	Actavis, Inc. *		1,244,160

	PRIVATE EQUITY - 5.0%
60,150	KKR & Co. LP		1,237,887

	RETAIL - 8.5%
57,270	Fifth & Pacific Cos, Inc. *		1,439,195
39,070	Sonic Corp. *		693,492
			2,132,687
	TELECOMMUNICATIONS - 3.2%
16,000	NeuStar, Inc. - Cl. A *		791,680

	TOTAL COMMON STOCK (Cost - $20,715,856)		24,851,264

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
170,728	Federated Treasury Obligations Fund, Institutional Class, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $170,728)		170,728

	TOTAL INVESTMENTS - 100.2% (Cost - $20,886,584) (a)		$ 25,021,992
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(44,351)
	NET ASSETS - 100.0%		$ 24,977,641

* Non-Income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
LP Limited Partnership
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $20,870,343 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 4,296,720
		Unrealized depreciation	(145,071)
		Net unrealized appreciation	$ 4,151,649

As of September 30, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
United States			99.5%
		Total Equity Holdings	99.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares				Value
	COMMON STOCK - 98.7%
	AEROSPACE/DEFENSE - 7.4%
2,084	Kaman Corp. ^			$ 78,900
11,243	Kratos Defense & Security Solutions, Inc. * ^			93,092
				171,992
	AUTO PARTS & EQUIPMENT - 4.0%
1,103	Icahn Enterprises LP ^			91,847

	BIOTECHNOLOGY - 8.4%
31,092	Novavax, Inc. *			98,251
4,466	PTC Therapeutics, Inc. *			95,840
				194,091
	CHEMICALS - 5.0%
5,755	Valhi, Inc. ^			114,870

	COAL - 0.6%
600	SunCoke Energy Partners LP ^			14,280

	COMMERCIAL SERVICES - 3.2%
2,757	Iron Mountain, Inc. ^			74,494

	DIVERSIFIED FINANCIAL SERVICES - 3.3%
6,739	Hannon Armstrong Sustainable Infrastructure Capital, Inc. ^			76,825

	HEALTHCARE-PRODUCTS - 6.3%
4,971	Invacare Corp. ^			85,849
2,844	Orthofix International NV * ^			59,326
				145,175
	INSURANCE - 2.6%
9,171	Meadowbrook Insurance Group, Inc. ^			59,611

	INVESTMENT COMPANIES - 3.5%
7,209	Prospect Capital Corp. ^			80,597

	OIL & GAS - 16.5%
965	Apache Corp. ^			82,160
4,426	BreitBurn Energy Partners LP			81,129
2,850	Energy XXI Bermuda Ltd. ^			86,070
13,179	Halcon Resources Corp. *			58,383
2,895	Linn Energy LLC ^			75,038
				382,780
	OIL & GAS SERVICES - 5.8%
12,264	Key Energy Services, Inc. * ^			89,405
1,686	MRC Global Inc. *			45,185
				134,590
	PHARMACEUTICALS - 7.7%
10,642	Opko Health, Inc. * ^			93,756
13,201	Synta Pharmaceuticals Corp. *			83,298
				177,054
	PIPELINES - 10.4%
1,261	Sunoco Logistics Partners LP ^			83,793
3,556	Tallgrass Energy Partners LP			82,855
1,258	Western Gas Partners LP ^			75,643
				242,291
	RETAIL - 2.6%
1,913	Sears Hometown and Outlet Stores, Inc. *			60,738
CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares				Value
	SAVINGS & LOANS - 3.4%
5,653	Banc of California, Inc.			78,181

	SEMICONDUCTORS - 3.3%
31,967	Mattson Technology, Inc. *			76,401

	TELECOMMUNICATIONS - 4.7%
6,113	Gogo, Inc. * ^			108,628

	TOTAL COMMON STOCK (Cost - $2,099,602)			2,284,445

	SHORT-TERM INVESTMENTS - 23.6%
545,564	Fidelity Institutional Money Market Portfolio, Class I, 0.08%** ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $545,564)			545,564

	TOTAL INVESTMENTS - 122.3% (Cost - $2,645,166) (a)			$ 2,830,009
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.3%)			(516,322)
	NET ASSETS - 100.0%			$ 2,313,687

	SECURITIES SOLD SHORT - (49.7%)
	COMMON STOCK - (49.7%)
	APPAREL - (2.7%)
530	G-III Apparel Group Ltd. *			28,933
1,781	Perry Ellis International, Inc. *			33,554
				62,487
	AUTO PARTS & EQUIPMENT - (1.2%)
1,379	Tower International, Inc. *			27,566

	BANKS - (1.6%)
439	SVB Financial Group *			37,916

	BEVERAGES - (1.2%)
552	Monster Beverage Corp. *			28,842

	COMMERCIAL SERVICES - (6.1%)
651	Steiner Leisure Ltd. *			38,038
767	PAREXEL International Corp. *			38,526
780	Team, Inc. *			31,005
930	Bright Horizons Family Solutions, Inc. *			33,322
				140,891
	COMPUTERS - (3.2%)
1,414	Virtusa Corp. *			41,091
1,753	Insight Enterprises, Inc. *			33,167
				74,258
	DISTRIBUTION/WHOLESALE - (1.8%)
1,787	Ingram Micro, Inc. *			41,190

	HEALTHCARE-PRODUCTS - (8.9%)
324	HeartWare International, Inc. *			23,720
601	Cyberonics, Inc. *			30,495
735	Abaxis, Inc. *			30,943
1,689	Exactech, Inc. *			34,033
316	Laboratory Corp. of America Holdings *			31,328
682	Community Health Systems, Inc.			28,303
1,145	LHC Group, Inc. *			26,862
				205,684
CATALYST FUNDS
CATALYST INSIDER LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares				Value

	INTERNET - (1.5%)
3,512	Orbitz Worldwide, Inc. *			33,821

	MISCELLANEOUS MANUFACTURING - (1.7%)
1,030	Trimas Corp. *			38,419

	PACKAGING & CONTAINERS - (1.3%)
409	AEP Industries, Inc. *			30,393

	SEMICONDUCTORS - (3.2%)
1,267	ATMI, Inc. *			33,601
1,339	Monolithic Power Systems, Inc.			40,545
				74,146
	SOFTWARE - (8.3%)
376	Concur Technologies, Inc. *			41,548
745	ServiceNow, Inc. *			38,703
807	Salesforce.com, Inc. *			41,891
949	Verint Systems, Inc. *			35,170
1,335	Electronic Arts, Inc. *			34,109
				191,421
	TELECOMMUNICATIONS - (2.8%)
429	Crown Castle International Corp. *			31,330
508	Loral Space & Communications, Inc.			34,407
				65,737
	TRANSPORTATION - (2.7%)
414	Kirby Corp. *			35,832
842	Saia, Inc. *			26,254
				62,086
	TRUCKING & LEASING - (1.5%)
1,402	Greenbrier Cos, Inc. *			34,671

	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,029,782) (a)			$ 1,149,528

* Non-income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
LLC - Limited Liability Company
LP - Limited Partnership
^ All or a portion of this security is segregated as collateral for securities sold short.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $1,616,314 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 287,951
			Unrealized depreciation	(223,784)
			Net unrealized appreciation	$ 64,167

As of September 30, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer		Sold Short Percentage		Long Percentage
BAHAMAS		(1.6)%		0.0%
BERMUDA		0.0%		3.7%
CURACAO		0.0%		2.6%
UNITED STATES		(48.1)%		92.4%
	Total Equity Holdings	(49.7)%		98.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares				Value
	COMMON STOCK - 67.0%
	AEROSPACE/DEFENSE - 0.8%
45,583	API Technologies Corp. *			$ 133,558

	AIRLINES - 0.6%
25,000	AMR Corp. *			102,750

	APPAREL - 6.0%
42,800	Maidenform Brands, Inc. * ^			1,005,372

	AUTO PARTS & EQUIPMENT - 1.2%
6,250	Cooper Tire & Rubber Co.			192,500

	BANKS - 1.7%
12,500	StellarOne Corp.			281,250

	BIOTECHNOLOGY - 2.1%
20,000	Astex Pharmaceuticals, Inc. *			169,600
10,000	Harvard Bioscience, Inc. *			52,600
30,000	Protalix BioTherapeutics, Inc. *			135,900
				358,100
	CHEMICALS - 1.0%
10,000	Zoltek Cos., Inc. *			166,900

	COMMERCIAL SERVICES - 6.8%
8,750	ADT Corp ^			355,775
1,145	Hackett Group, Inc.			8,255
3,750	Leidos Holdings, Inc.			170,700
12,044	Lender Processing Services, Inc. ^			400,704
43,400	Odyssey Marine Exploration, Inc. *			130,634
2,143	Science Applications International Corp. * ^			72,322
				1,138,390
	COMPUTERS - 0.5%
80,160	Overland Storage, Inc. *			76,954
50,000	StorageNetworks, Inc. * #			-
				76,954
	ENERGY-ALTERNATE SOURCES - 0.3%
30,000	Lightbridge Corp. *			53,700

	FOOD - 0.6%
7,800	Dole Food Co., Inc. *			106,236

	HEALTHCARE-PRODUCTS - 2.1%
40,000	American Medical Alert Corp. * #			40
10,000	MAKO Surgical Corp. *			295,100
22,000	Merge Healthcare, Inc. *			57,420
				352,560
	HOME BUILDERS - 0.5%
15,000	Hovnanian Enterprises, Inc. *			78,450

	MEDIA - 1.3%
1,541	Belo Corp. ^			21,112
7,500	Gannett Co., Inc. ^			200,925
				222,037
	MINING - 1.0%
35,000	African Barrick Gold PLC			92,913
300,000	Crocodile Gold Corp. *			25,523
75,000	IC Potash Corp. *			18,945
67,000	US Silver & Gold, Inc. *			37,132
				174,513
CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares				Value
	COMMON STOCK - 69.5% (Continued)
	OIL & GAS - 10.0%
5,000	Coastal Energy Co. *			$ 92,222
5,000	Cobalt International Energy, Inc. *			124,300
65,000	Crimson Exploration, Inc. *			195,650
500,000	Dejour Energy, Inc. *			93,400
56,125	Gulf Coast Ultra Deep Royalty Trust *			122,352
50,000	Ithaca Energy, Inc. *			118,002
9,100	Murphy Oil Corp.			548,912
100,000	Novus Energy, Inc. *			105,639
100,000	TriOil Resources Ltd. * ^			264,463
				1,664,940
	OIL&GAS SERVICES - 1.4%
5,400	ShawCor Ltd.			228,076

	PHARMACEUTICALS - 8.1%
45,200	Elan Corp. PLC - ADR *			704,216
2,000	Onyx Pharmaceuticals, Inc. * ^			249,340
20,000	Optimer Pharmaceuticals, Inc. *			252,000
3,750	Theravance, Inc. * ^			153,337
				1,358,893
	REITS - 7.5%
37,500	American Realty Capital Properties, Inc. *			457,500
8,380	Chambers Street Properties			73,576
100,000	MPG Office Trust, Inc. *			313,000
15,000	PMC Commercial Trust			133,050
30,762	Spirit Realty Capital, Inc. ^			282,394
				1,259,520
	RETAIL - 3.8%
3,750	Rue21, Inc. *			151,275
30,500	Saks, Inc. * ^			486,170
				637,445
	SAVINGS & LOANS - 1.7%
11,500	BCSB Bancorp, Inc. * ^			277,725

	SOFTWARE - 1.3%
10,000	Quality Systems, Inc.			217,300

	TELECOMMUNICATIONS - 6.7%
25,000	Polycom, Inc. *			273,000
11,250	T-Mobile US, Inc. ^			292,162
14,200	Telecom Italia SpA			115,730
12,500	Vodafone Group PLC ^			439,750
				1,120,642
	TOTAL COMMON STOCK (Cost - $11,753,103)			11,207,811

	EXCHANGE TRADED FUNDS - 5.3%
	DEBT FUND - 4.0%
3,350	iPath US Treasury Steepener ETN *			132,313
5,000	iShares 20+ Year Treasury Bond ETF			532,000
				664,313
CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares				Value
	EXCHANGE TRADED FUNDS - 5.3% (Continued)
	EQUITY FUND - 1.3%
15,000	iPATH S&P 500 VIX Short-Term Futures ETN *			$ 220,500
	TOTAL EXCHANGE TRADED FUNDS (Cost - $943,674)			884,813

		Expiration Date -
	WARRANTS - 2.2%	Exercise Price
	PIPELINES - 2.2%
75,000	Kinder Morgan, Inc. *	05/25/2017 - $40.00		372,750
	TOTAL WARRANTS (Cost - $265,454)			372,750

	STOCK RIGHTS - 1.0%
	PHARMACEUTICALS - 1.0%
80,000	Sanofi *			161,600
	TOTAL STOCK RIGHTS (Cost - $133,900)			161,600

Contracts (a)
	PURCHASED OPTIONS * - 0.3%
	PURCHASED PUT OPTIONS - 0.1%
250	Blackberry	11/16/2013 - $8.00		17,500
	TOTAL PURCHASED PUT OPTIONS (Cost -$8,009)

	PURCHASED CALL OPTIONS * - 0.2%
125	Dell, Inc.	01/18/2014 - $13.00		10,313
75	Cobalt International, Inc.	10/19/2013 - $30.00		4,500
200	Harvard Bioscience, Inc.	11/16/2013 - $5.00		11,000
55	Spreadtrum Communications- ADR	11/16/2013 - $29.00		9,350
	TOTAL PURCHASED CALL OPTIONS (Cost -$62,538)			35,163

	TOTAL PURCHASED OPTIONS (Cost - $70,547)			52,663
Shares
	SHORT-TERM INVESTMENTS - 15.4%
2,583,213	Fidelity Institutional Money Market Portfolio, Class I, 0.08% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,583,213)			2,583,213

	TOTAL INVESTMENTS - 91.2% (Cost - $15,749,891) (b)			15,262,850
	OTHER ASSETS LESS LIABILITIES - 8.8%			1,477,350
	NET ASSETS - 100.0%			16,740,200

	SECURITIES SOLD SHORT - (18.0%)
	COMMON STOCK - (6.6%)
	BANKS - (1.5%)
20,000	FNB Corp			242,600
600	Union First Market Bankshares Corp.			14,022
				256,622
	INSURANCE - (1.4%)
9,000	Fidelity National Financial, Inc.			239,400

	OIL & GAS - (2.2%)
2,202	EOG Resources, Inc.			372,755
CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

Shares				Value
	SECURITIES SOLD SHORT - (19.0%) (Continued)
	REITS - (1.4%)
5,950	Realty Income Corp.			$ 236,512
	TOTAL COMMON STOCK SOLD SHORT (Proceeds -$1,119,787)			1,105,289

	EXCHANGE TRADED FUNDS SOLD SHORT - (11.4%)
	EQUITY FUNDS - (11.4%)
11,450	Consumer Staples Select Sector SPDR Fund			455,710
2,500	Direxion Daily Financial Bull 3X Shares *			172,075
10,000	Health Care Select Sector SPDR Fund			505,700
3,500	iShares Russell 2000 ETF			373,170
2,000	iShares US Real Estate ETF			127,520
3,035	Market Vectors Oil Service ETF			142,888
3,000	Materials Select Sector SPDR Fund			126,000
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds -$1,738,162)			1,903,063
	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,857,949) (b)			3,008,352
		Expiration Date -
Contracts (a)		Exercise Price
	OPTIONS WRITTEN - (0.3%)
	PUT OPTIONS WRITTEN - (0.1%)
200	Harvard Bioscience, Inc.	11/16/2013 - $5.00		6,500
75	Cobalt International, Inc.	10/19/2013 - $22.50		6,000
75	Gannett, Inc.	01/18/2014 - $21.00		2,625
11	Zoltek Companies, Inc.	11/16/2013 - $17.50		990
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $23,106)			16,115

	CALL OPTIONS WRITTEN - (0.2%)
100	Rue21, Inc.	11/16/2013 - $40.00		17,500
20	Onyx Pharmaceuticals, Inc.	11/16/2013 - $120.00		10,000
175	Blackberry	11/16/2013 - $9.00		3,325
75	Gannett, Inc.	01/18/2014 - $32.00		2,250
75	Cobalt International, Inc.	10/19/2013 - $37.50		1,125
100	Zoltek Companies, Inc.	10/19/2013 - $20.00		500
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $52,509)			34,700
	TOTAL OPTIONS WRITTEN (Premiums received - $75,615) (b)			50,815

* Non-income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
# The value of this security has been determined in good faith under policies of the Board of Trustees.
ADR - American Depositary Receipt.
PLC - Public Liability Company.
LP - Limited Partnership
^ All or a portion of this security is segregated as collateral for options written and securities sold short.
(a) Each contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $12,848,701 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 660,085
			Unrealized depreciation	(1,305,101)
			Net unrealized depreciation	$ (645,016)
CATALYST FUNDS
CATALYST EVENT ARBITRAGE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2013

As of September 30, 2013, the Fund's equity, exchange traded funds, preferred stock, stock rights and warrants holdings were divided among geographic sectors as follows and are subject to chang:

Country of Issuer		Sold Short Percentage		Long Percentage
BRITAIN		-		7.2%
CANADA		-		5.3%
FRANCE		-		1.0%
IRELAND		-		4.2%
ISREAL		-		0.8%
ITALY		-		0.7%
UNITED STATES		(18.0)%		56.3%
	Total Equity Holdings	(18.0)%		75.5%

Percentages in the above table are based on net assets of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares			Value
	COMMON STOCK - 96.7%
	ADVERTISING - 3.8%
17,104	Omnicon Group, Inc.		$ 1,085,078

	AEROSPACE/DEFENSE - 12.2%
12,163	L-3 Communications Holdings, Inc.		1,149,404
12,448	Northrop Grumman Corp.		1,185,796
15,620	Raytheon Co.		1,203,833
			3,539,033
	AGRICULTURE - 3.8%
24,685	Lorillard, Inc.		1,105,394

	CHEMICALS - 4.1%
7,094	PPG Industries, Inc.		1,185,124

	COMPUTERS - 11.0%
2,532	Apple, Inc.		1,207,131
44,875	Hewlett-Packard Co.		941,478
5,640	International Business Machines Corp.		1,044,415
			3,193,024
	ELECTRICAL COMP&EQUIP - 7.6%
18,817	Emerson Electric Co.		1,217,460
10,888	Energizer Holdings, Inc.		992,441
			2,209,901
	FOOD - 3.6%
19,610	Kraft Foods Group, Inc.		1,028,348

	HEALTHCARE-SERVICES - 3.8%
17,783	Quest Diagnostics, Inc.		1,098,812

	LEISURE TIME - 4.7%
10,550	Polaris Industries, Inc.		1,362,849

	MACHINERY DIVERSIFIED - 4.5%
12,072	Rockwell Automation, Inc.		1,290,980

	MEDIA - 4.0%
43,035	Gannet Co., Inc.		1,152,908

	OIL & GAS - 7.1%
25,599	HollyFrontier Corp.		1,077,974
15,359	Marathon Petroleum Corp.		987,891
			2,065,865
	PHARMACEUTICALS - 11.2%
30,926	Abbott Laboratories		1,026,434
25,335	AbbVie, Inc.		1,133,234
21,407	Eli Lilly & Co.		1,077,414
			3,237,082
	RETAIL - 3.6%
19,271	Coach, Inc.		1,050,848

	SEMICONDUCTORS - 7.9%
18,924	KLA-Tencor Corp.		1,151,525
38,400	Maxim Integrated Products, Inc.		1,144,320
			2,295,845
	SOFTWARE - 3.8%
37,045	CA, Inc.		1,099,125

	TOTAL COMMON STOCK (Cost - $26,719,702)		28,000,216
CATALYST FUNDS
CATALYST/LYONS TACTICAL ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Shares			Value
	SHORT-TERM INVESTMENT - 3.4%
992,415	Fidelity Institutional Money Market Portfolio, Class I, 0.08% *
	TOTAL SHORT-TERM INVESTMENTS (Cost - $992,415)		$ 992,415

	TOTAL INVESTMENTS - 100.1% (Cost - $27,712,117) (a)		$ 28,992,631
	OTHER LIABILITIES LESS ASSETS - (0.1%)		(22,902)
	TOTAL NET ASSETS - 100.0%		$ 28,969,729

* Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $27,712,604 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,887,670
		Unrealized depreciation	(607,643)
		Net unrealized appreciation	$ 1,280,027

As of September 30, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer			Percentage
UNITED STATES			96.7%
		Total Equity Holdings	96.7%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Shares					Value
	EXCHANGE TRADED FUNDS - 13.2%
	DEBT FUND - 13.2%
48,000	PowerShares Senior Loan Portfolio				$ 1,184,640
15,000	SPDR Blackstone / GSO Senior Loan ETF				747,300
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,944,580)				1,931,940

Par Value		Coupon Rate (%)		Maturity

	CORPORATE BONDS - 10.6%
	AIRLINES - 0.7%
100,000	United Continental Holdings Inc.	6.375		6/1/2018	101,750

	AUTO MANUFACTURERS - 3.4%
500,000	General Motors Co. #	3.5		10/2/2018	498,750

	COMMERCIAL SERVICES - 1.7%
250,000	Harland Clarke Holdings Corp.	6.00	*	5/15/2015	248,125

	ENTERTAINMENT - 0.7%
100,000	PNK Finance Corp. #	6.375		8/1/2021	102,000

	RETAIL - 1.7%
250,000	Macy's Retail Holdings Inc.	4.375		9/1/2023	252,119

	TELECOMMUNICATIONS - 2.4%
250,000	Sprint Corp. #	7.25		9/15/2021	252,500
100,000	T-Mobile US, Inc. #	5.25		9/1/2018	101,750
					354,250

	TOTAL CORPORATE BONDS (Cost - $1,547,252)				1,556,994

	BANK LOANS - 90.0%
250,000	Activision Blizzard	3.25	*	7/26/2020	250,182
515,182	Alaska Comm	6.25	*	10/21/2016	512,608
248,750	Alcatel Lucent USA, Inc.	5.75	*	1/30/2019	251,036
249,373	Altisource Portfolio Solutions	5.75	*	11/20/2019	251,711
498,554	Avaya, Inc.	8.00	*	3/31/2018	473,359
249,375	Axalta Coatings System	4.75	*	1/1/2020	250,660
250,000	BCM Software Finance, Inc.	5.00	*	8/7/2020	250,438
249,375	CDW LLC	3.50	*	4/25/2020	245,830
250,000	Clear Channel Communications, Inc.	6.93	*	1/22/2019	232,375
250,000	CTI Foods Holding Co.	4.50	*	6/14/2020	247,813
750,000	Dell, Inc.	4.50	*	9/24/2020	737,813
250,000	Fairmount Minerals, Ltd	4.31	*	3/15/2017	250,581
249,375	FairPoint Communications, Inc.	7.50	*	2/11/2019	251,678
750,000	First Data Corporation	4.18	*	3/24/2017	744,686
250,000	Freescale Semiconductor, Inc.	5.00	*	1/15/2021	250,703
249,375	Freescale Semiconductor, Inc.	5.00	*	2/13/2020	250,710
250,000	Gardner Denver	4.25	*	7/30/2020	248,011
250,000	Go Daddy	4.25	*	12/17/2018	250,156
500,000	Harland Clarke Holdings	7.00		4/26/2018	495,470
500,000	Harrahs Operating Co., Inc.	9.50	*	10/31/2016	499,898
500,000	Hilton Hotels Corporation	4.00	*	9/23/2020	499,915
500,000	Level 3 Financing, Inc.	4.00	*	1/15/2020	499,375
CATALYST FUNDS
CATALYST/PRINCETON FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

Par Value					Value
	BANK LOANS - 90.0% (Continued)
250,000	Lightower Fiber Networks	4.50	*	4/1/2020	251,367
249,375	MoneyGram International, Inc.	4.25	*	3/27/2020	249,609
166,667	Orbitz Worldwide, Inc.	4.50	*	9/20/2017	167,657
250,000	Photonis	8.50	*	9/10/2019	248,750
250,000	Pinnacle Foods Finance	3.25	*	4/29/2020	247,813
241,935	PrePaid Legal Services, Inc.	6.25	*	6/7/2019	241,431
250,000	Quikrete	4.00	*	9/18/2020	250,380
243,280	Ruby Western Pipeline Holdings, LLC	2.77	*	3/1/2020	242,469
500,000	Serena Software, Inc.	4.18	*	3/10/2016	497,500
250,000	Steinway Musical Instruments	4.75	*	9/13/2019	251,563
249,375	Sun Products Corp	5.50	*	3/21/2020	243,452
204,792	Sungard Data Systems, Inc.	4.00	*	3/7/2020	205,816
249,375	TI Group Automotive Systems, LLC	5.50	*	3/27/2019	252,338
240,741	TNS, Inc.	5.00	*	2/15/2019	243,028
250,000	Travelport LLC	6.25	*	6/19/2021	253,751
225,000	Tronox, Inc.	4.50	*	3/13/2020	226,585
249,375	United Air Lines, Inc. & Continental Airlines, Inc.	4.00	*	3/1/2019	251,058
250,000	US Renal Care, Inc.	5.25	*	7/3/2019	253,125
393,671	Walter Investment MGMT Corp.	5.75	*	11/28/2017	397,690
249,375	Wide Open West Finance, LLC	4.75	*	3/26/2019	251,464
	TOTAL BANK LOANS (Cost -$13,105,970)				13,171,854
Shares
	SHORT-TERM INVESTMENTS - 21.5%
	MONEY MARKET FUND - 21.5%
3,150,868	Fidelity Institutional Government Money Market Fund, Class I, 0.01%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,150,868)				3,150,868

	TOTAL INVESTMENTS - 135.3% (Cost - $19,748,670) (a)				$ 19,811,656
	LIABILITIES IN EXCESS OF OTHER ASSETS - (35.3) %				(5,167,948)
	NET ASSETS - 100.0%				$ 14,643,708

* Floating Rate, rate shown represents the rate at September 30, 2013.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.

# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2013, these securities amounted to $955,000 or 6.5% of net assets.

LP - Limited Partnership
LLC - Limited Liability Company
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $19,748,670 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
				Unrealized appreciation:	$ 104,000
				Unrealized depreciation:	(41,014)
				Net unrealized appreciation:	$ 62,986

As of September 30, 2013, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer					Long Percentage
UNITED STATES					113.8%
				Total Equity and Debt Holdings	113.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of September 30, 2013.

CATALYST FUNDS
CATALYST HEDGED FUTURE STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2013

Contracts				Value
		Expiration Date -
	PURCHASED OPTIONS* - 4.9%	Exercise Price
	PUT PURCHASED OPTIONS - 1.3%
149	S&P 500 Index Future	11/16/2013 - $1,300.00		$ 27,938
125	S&P 500 Index Future	01/18/2014 - $1,200.00		53,125
	TOTAL PUT PURCHASED OPTIONS (Cost - $101,951)			81,063

	CALL PURCHASED OPTIONS - 3.6%
149	S&P 500 Index Future	10/19/2013 - $1,735.00		68,912
149	S&P 500 Index Future	10/19/2013 - $1,760.00		22,350
75	S&P 500 Index Future	11/16/2013 - $1,740.00		136,875
	TOTAL CALL PURCHASED OPTIONS (Cost - $342,689)			228,137

	TOTAL PURCHASED OPTIONS (Cost - $444,640)			309,200

Shares
	SHORT-TERM INVESTMENTS - 52.3%
3,260,198	Fidelity Institutional Money Market Portfolio, Class I, 0.08% ** (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,260,198)			3,260,198

	TOTAL INVESTMENTS - 57.2% (Cost - $3,704,838)(b)			$ 3,569,398
	OTHER ASSETS LESS LIABILITIES - 42.8%			2,668,393
	NET ASSETS - 100.0%			$ 6,237,791
Contracts
	WRITTEN OPTIONS* - (5.9%)
	PUT OPTIONS WRITTEN - (2.0%)
149	S&P 500 Index Future	10/19/2013 - $1,400.00		22,350
50	S&P 500 Index Future	12/21/2013 - $1,350.00		36,250
75	S&P 500 Index Future	12/21/2013 - $1,375.00		66,563
	TOTAL PUT OPTIONS WRITTEN (Premiums - $132,086)			125,163

	CALL OPTIONS WRITTEN - (3.9%)
323	S&P 500 Index Future	10/19/2013 - $1,750.00		72,675
174	S&P 500 Index Future	10/19/2013 - $1,755.00		32,625
25	S&P 500 Index Future	10/19/2013 - $1,775.00		1,875
150	S&P 500 Index Future	11/16/2013 - $1,760.00		138,750
	TOTAL CALL OPTIONS WRITTEN (Premiums - $462,240)			245,925

	TOTAL OPTIONS WRITTEN (Premiums - $594,320)			371,088

* Non-income producing security.
** Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.
(a) All or a portion of this security is segregated as collateral for options written.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $3,110,512 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 223,239
			Unrealized depreciation	(135,441)
			Net unrealized appreciation	$ 87,798

As of September 30, 2013, the Fund's options were divided among geographic sectors as follows and are subject to change.

Country of Issuer		Sold Short Percentage		Long Percentage
UNITED STATES		(5.9)%		4.9%
	Total Equity Holdings	(5.9)%		4.9%

Percentages in the above table are based on net assets of the Fund as of September 30, 2013.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
September 30, 2013

The following is a summary of significant accounting policies consistently followed by the Catalyst Value Fund (“Value Fund”), Catalyst/SMH High Income Fund (“High Income Fund”), Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”), Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”), Catalyst Strategic Insider Fund ("Strategic Insider Fund"), Catalyst Insider Buying Fund (“Insider Buying Fund”), Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”), Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”), Catalyst/CP Core Equity Fund (“Core Equity Fund”), Catalyst Insider Long/Short Fund ("Insider Long/Short Fund"), Catalyst Event Arbitrage Fund ("Event Arbitrage Fund"), Catalyst/Lyons Tactical Allocation Fund ("Tactical Allocation Fund"), Catalyst/Princeton Floating Rate Income Fund ("Floating Rate Income Fund"), Catalyst Hedged Futures Strategy Fund ("Hedged Futures Strategy Fund")(each a “Fund” and collectively, the “Funds”) and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Debt securities (other than short-term debt obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the "Board") using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on, when no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2013:

Assets *	Small Cap Insider	High Income	Total Return	Growth of	Strategic
Level 1	Buying Fund	Fund	Income Fund	Income Fund	Insider Fund
Common Stock	$ 40,306,562	$ -	$ 27,764,153	$ 16,494,879	$ 13,750,709
Exchange Traded Funds	$ -	$ -	$ 455,620	$ -	$ -
Purchased Options	$ -	$ -	$ -	$ -	$ 26,475
Warrants	$ 5,944,620	$ -	$ -	$ -	$ -
Short-Term Investments	$ 10,007,748	$ 895,921	$ 2,223,044	$ 928,477	$ 4,355,564
Total Level 1	$ 56,258,930	$ 895,921	$ 30,442,817	$ 17,423,356	$ 18,132,748

Level 2
Convertible Bonds	$ -	$ 260,070	$ 166,290	$ -	$ -
Corporate Bonds	$ -	$ 85,336,589	$ 14,787,764	$ -	$ -
Warrants	$ -	$ -	$ -	$ -	$ -
Total Level 2	$ -	$ 85,596,659	$ 14,954,054	$ -	$ -
Total Assets	$ 56,258,930	$ 86,492,580	$ 45,396,871	$ 17,423,356	$ 18,132,748

Assets *	Insider Buying	Global Capital	Global Total Return	Core Equity	Insider Long/
Level 1	Fund	Appreciation Fund	Income Fund	Fund	Short Fund
Common Stock	$ 30,927,959	$ 15,131,747	$ 8,191,270	$ 24,851,264	$ 2,284,445
Exchange Traded Funds	$ -	$ -	$ -	$ -	$ -
Short-Term Investments	$ 1,392,106	$ 1,195,997	$ 1,354,930	$ 170,728	$ 545,564
Total Level 1	$ 32,320,065	$ 16,327,744	$ 9,546,200	$ 25,021,992	$ 2,830,009

Level 2
Corporate Bonds	$ -	$ -	$ 4,927,530	$ -	$ -
Stock Rights	$ -	$ -	$ -	$ -	$ -
Total Level 2	$ -	$ -	$ 4,927,530	$ -	$ -
Total Assets	$ 32,320,065	$ 16,327,744	$ 14,473,730	$ 25,021,992	$ 2,830,009

Assets *	Event Arbitrage	Tactical	Floating Rate	Hedged Futures
Level 1	Fund	Allocation Fund	Income Fund	Strategy Fund
Common Stock	$ 11,207,811	$ 28,000,216	$ -	$ -
Exchange Traded Funds	$ 884,813	$ -	$ 1,931,940	$ -
Stock Rights	$ 161,600	$ -	$ -	$ -
Preferred Stock	$ -	$ -	$ -	$ -
Warrants	$ 372,750	$ -	$ -	$ -
Purchased Put Options	$ 17,500	$ -	$ -	$ 81,063
Short-Term Investments	$ 2,583,213	$ 992,415	$ 3,150,868	$ 3,260,198
Total Level 1	$ 15,262,850	$ 28,992,631	$ 5,082,808	$ 3,569,398

Level 2
Corporate Bonds	$ -	$ -	$ 1,556,994	$ -
Bank Loans	$ -	$ -	$ 13,171,854	$ -
Short-Term Investments	$ -	$ -	$ -	$ -
Total Level 2	$ -	$ -	$ 14,728,848	$ -
Total Assets	$ 15,262,850	$ 28,992,631	$ 19,811,656	$ 3,569,398
*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

The High Income Fund and Total Return Income Fund were the only Funds to hold Level 3 securities during the period. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is shown for these Funds.

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The following is a reconciliation of Trump Entertainment Resorts, Inc. and Energy Conversion Devices, Inc., (High Income Fund and Total Return Income Fund), and Storage Networks, Inc. and American Medical Alert Corp., (Event Arbitrage Fund), for which Level 3 inputs were used in determining value:

	High Income	Total Return	Event Arbitrage
	Fund	Income Fund	Fund

Beginning balance June 30, 2013	$ 631,103	$ 403,530	$ 40
Total realized gain/(loss)	(371,274)	(237,394)	-
Change in unrealized depreciation	241	154	-
Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Net transfers in/(out) of Level 3	-	-	-
Ending balance September 30, 2013	$ 260,070	$ 166,290	$ 40

Quantitative disclosures of unobservable inputs and assumptions used by High Income Fund and Total Return Income Fund.
Investments in Securities:
High Income Fund
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Trump Entertainment Resorts Inc.	$ -	Bankruptcy	Expected future cash flows
Convertible Bonds
Energy Conversion Devices	260,070	Bankruptcy	Expected future cash flows
Total Fair Value Securities	$ 260,070
Total Return Income Fund
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Trump Entertainment Resorts Inc.	$ -	Bankruptcy	Expected future cash flows
Convertible Bonds
Energy Conversion Devices	166,290	Bankruptcy	Expected future cash flows
Total Fair Value Securities	$ 166,290
Event Arbitrage Fund
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Storage Networks, Inc.	$ -	Bankruptcy	Expected future cash flows
American Medical Alert Corp.	40	Bankruptcy	Expected future cash flows
Total Fair Value Securities	$ 40

Fair value securities as a percent of Net Assets 0.29%, 0.36% and 0.00% for High Income Fund, Total Return Income Fund and Event Arbitrage Fund respectively.

Liabilities *	Total Return	Strategic	Global Capital	Global Total Return	Insider Long/
Level 1	Income Fund	Insider Fund	Appreciation Fund	Income Fund	Short Fund
Common Stock Sold Short	$ -	$ -	$ -	$ -	$ 1,149,528
Total Level 1	$ -	$ -	$ -	$ -	$ 1,149,528

Level 2
Call Options Written	$ 258,673	$ 252,989	$ 223,508	$ 181,417	$ -
Total Level 2	$ 258,673	$ 252,989	$ 223,508	$ 181,417	$ -
Total Liabilities	$ 258,673	$ 252,989	$ 223,508	$ 181,417	$ 1,149,528

Liabilities *	Event	Hedged Futures
Level 1	Arbitrage Fund	Strategy Fund
Common Stock Sold Short	$ 1,105,289	$ -
Exchange Traded Funds Sold Short	$ 1,903,063	$ -
Total Level 1	$ 3,008,352	$ -

Level 2
Put Options Written	$ 16,115	$ 125,163
Call Options Written	$ 34,700	$ 245,925
Total Level 2	$ 50,815	$ 371,088
Total Liabilities	$ 3,059,167	$ 371,088

*Please refer to the Portfolio of Investments for industry classifications.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.
CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When the Funds write a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities.  To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of September 30, 2013 categorized by risk exposure:

Call options Written:
Fund	Risk type	Unrealized
Total Return Income Fund	Equity	$ 22,094
Strategic Insider Fund	Equity	(53,535)
Global Capital Appreciation Fund	Equity	(115,876)
Global Total Return Income Fund	Equity	(106,466)
Event Arbitrage Fund	Equity	24,800
Hedged Futures Strategy Fund	Equity	223,238

Purchased options:
Fund	Risk type	Unrealized
Strategic Insider Fund	Equity	$ (23,341)
Event Arbitrage Fund	Equity	(17,884)
Hedged Futures Strategy Fund	Equity	(135,440)

The amounts of derivative instruments disclosed on the Consolidated Portfolio of Investments at September 30, 2013 is a reflection of the volume of derivative activity for the Funds.
CATALYST FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited) (Continued)
September 30, 2013

A summary of option contracts written for the nine months ended September 30, 2013 were as follows:

	Total Return Income Fund		Strategic Insider Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	4,392	$ 328,417	775	$ 328,799
Options written	2,477	27,206	1,243	317,764
Options covered			-	-
Options exercised	-	-	(1,341)	(447,109)
Options expired	(2,245)	(74,856)	-	-
Options outstanding end of period	4,624	$ 280,767	677	$ 199,454

	Global Capital Appreciation Fund		Global Total Return Income Fund
	Call Options		Call Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	1,324	$ 117,277	869	$ 86,286
Options written	255	17,605	130	5,815
Options covered	-	-	-	-
Options exercised	(346)	(21,707)	(150)	(17,150)
Options expired	(21)	(5,543)	-
Options outstanding end of period	1,212	$ 107,632	849	$ 74,951

Event Arbitrage Fund
	Call Options		Put Options
	Number of Options *	Option Premiums	Number of Options *	Option Premiums
Options outstanding beginning of period	49	$ 4,849	100	$ 4,521
Options written	2,003	159,831	1,101	86,600
Options covered	(1,007)	(94,175)	(660)	(46,593)
Options exercised	-	-	(35)	(3,289)
Options expired	(500)	(17,996)	(145)	(18,133)
Options outstanding end of period	545	$ 52,509	361	$ 23,106
* One option contract is equivalent to one hundred shares of common stock

Hedged Futures Strategy Fund
	Call Options		Put Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of period	-	$ -	-	$ -
Options written	1,268	589,378	274	132,086
Options covered	(447)	(115,338)	-	-
Options exercised	-	-	-	-
Options expired	(149)	(11,800)	-	-
Options outstanding end of period	672	$ 462,240	274	$ 132,086

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	November 27, 2013

By:	/s/ Erik Naviloff
Name:	Erik Naviloff
Title:	Treasurer
Date:	November 27, 2013